Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of carrying amounts of financial assets and financial liabilities

Financial assets
	December 31, 2019	December 31, 2018
Cash and cash equivalents	1,384,720	5,393,207
Loans and receivables	—	—
Other receivables	80,040	80,040
Total financial assets	1,464,760	5,473,247

Financial liabilities
At amortized cost
Trade and other payables	938,247	1,836,335
Accrued expenses	1,339,822	1,290,879
Loan	—	1,435,400
At fair value through profit and loss
Derivative financial instruments	4,353	675,328
Total financial liabilities	2,282,422	5,237,942

Schedule of analysis the remaining contractual maturities of financial liabilities

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2019
Trade and other payables	938,247	938,247	—	—	938,247
Accrued expenses	1,339,822	1,339,822	—	—	1,339,822
Loan and borrowings	—	—	—	—	—
Derivative financial instruments	4,353	—	—	4,353	4,353
Total	2,282,422	2,278,069	—	4,353	2,282,422

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2018
Trade and other payables	1,836,335	1,836,335	—	—	1,836,335
Accrued expenses	1,290,879	1,290,879	—	—	1,290,879
Loan and borrowings	1,435,400	1,435,400	—	—	1,435,400
Derivative financial instruments	675,328	—	215,572	459,756	675,328
Total	5,237,942	4,562,614	215,572	459,756	5,237,942

Schedule of fair value measurement of liabilities

	Fair values as at		Fair
Financial assets / liabilities	December 31, 2019	December 31, 2018	value hierarchy	Valuation technique(s) and key input(s)
Derivative financial liabilities	Liability 4,353	Liability 675,328	Level 2

Black-Scholes option pricing model

The share price is determined by Company's NASDAQ quoted-price. The strike price and maturity are defined by the contract. The volatility assumption is driven by Company's historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial asset	Asset 219,615	Asset 226,865	Level 3

The fair value is equal to the price paid to the counter party for obtaining the right under the purchase agreement.

Subsequent, the fair value is adjusted proportionally for the part of the right consumed.

			Non-cash changes
	01.01.2019	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2019
Derivative financial instrument	675,328	—	(663,725)	(7,250)	4,353
Loans	1,435,400	(1,463,328)	—	27,928	—
Total	2,110,728	(1,463,328)	(663,725)	20,678	4,353

			Non-cash changes
	01.01.2018	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2018
Derivative financial instrument	1,836,763	188,636	(1,350,071)	—	675,328
Loans	10,126,406	(9,272,328)	—	581,322	1,435,400
Total	11,963,169	(9,083,692)	(1,350,071)	581,322	2,110,728

1)	The financing cash flows are from loan repayment and from issuance of new derivative
2)	Internal Rate Return-Correction and Foreign Exchange-Difference

Schedule of maximum exposure to credit risk
	December 31, 2019	December 31, 2018
Financial assets
Cash and cash equivalents	1,384,720	5,393,207
Other receivables	80,040	80,040
Total	1,464,760	5,473,247

Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk

	2019		2018
in CHF	USD	EUR	USD	EUR
Cash and cash equivalents	1,041,695	125,631	3,618,778	208,507
Other receivables	154,063	—	—	—
Trade and other payables	(51,527)	(526,637)	(1,646,910)	(76,184)
Accrued expenses	(750,949)	(175,826)	(82,847)	(370,145)
Loan and borrowings	—	—	(1,435,400)	—
Derivative financial instruments	—	—	(675,328)	—
Net statement of financial position exposure -asset/(liability)	393,282	(576,832)	(221,707)	(237,822)